Income Taxes - Deferred Tax Assets And Liabilities Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in deferred tax assets and liabilities [Abstract]
Beginning balance	$ (10,712)	$ (8,488)
Recognized in net income (loss)	14,239	112
Acquisition of Leagold	(230,458)
Recognized in equity component of Convertible Notes	(2,929)	(2,336)
Ending balance	$ (229,860)	$ (10,712)